Basis of Presentation (Details) - Schedule of derivative financial instruments measured at fair value	6 Months Ended
Jan. 31, 2023 USD ($)
Schedule of Derivative Financial Instruments Measured at Fair Value [Abstract]
Beginning balance	$ 10,587,717
Derivative from new convertible promissory notes recorded as debt discount	63,805
Derivative gain	(772,476)
Ending balance	$ 9,879,046